Related parties - Directors and key management personnel (Details)	12 Months Ended
Dec. 31, 2019
Felipe Bayon
Disclosure of transactions between related parties [line items]
Key Management Personnel Shareholding Description	<1% outstanding shares
Jaime Caballero
Disclosure of transactions between related parties [line items]
Key Management Personnel Shareholding Description	<1% outstanding shares
Orlando Diaz
Disclosure of transactions between related parties [line items]
Key Management Personnel Shareholding Description	<1% outstanding shares
Jorge Calvache
Disclosure of transactions between related parties [line items]
Key Management Personnel Shareholding Description	<1% outstanding shares
Maria Consuelo Barrera
Disclosure of transactions between related parties [line items]
Key Management Personnel Shareholding Description	<1% outstanding shares
Rafael Espinosa Rozo
Disclosure of transactions between related parties [line items]
Key Management Personnel Shareholding Description	<1% outstanding shares